INCOME TAX EXPENSE (Details) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 USD ($) item	Dec. 31, 2016 USD ($)
INCOME TAX EXPENSE
Income tax expense from derecognizing assets		$ 7.1
Income tax expense from derecognizing assets charged directly to equity		$ 0.2	$ (1.0)
Applicable tax rate		30.00%
Decrease to deferred tax assets		$ 18.8
Reclassification of AMT credit from unrecognized tax asset to income tax receivable - noncurrent		$ 4.7
Number of highly compensated executive officers | item		3
Percentage of bonus depreciation on self-constructed assets		100.00%
Forecast
INCOME TAX EXPENSE
Applicable tax rate	21.00%
Year 1
INCOME TAX EXPENSE
Income tax receivable - noncurrent to be claimed on tax filling (as a percent)		50
1-2 Years
INCOME TAX EXPENSE
Income tax receivable - noncurrent to be claimed on tax filling (as a percent)		25
2-3 Years
INCOME TAX EXPENSE
Income tax receivable - noncurrent to be claimed on tax filling (as a percent)		12.5
3-4 Years
INCOME TAX EXPENSE
Income tax receivable - noncurrent to be claimed on tax filling (as a percent)		12.5
Top of range
INCOME TAX EXPENSE
Applicable tax rate		35.00%
Performance-based compensation		$ 1.0